Notional Amounts of Financial Instrument Liabilities with Off-Balance-Sheet Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	$ 71,818	$ 60,034
Derivative Financial Instruments, Liabilities | Commitments to originate loans
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	10,488	13,459
Derivative Financial Instruments, Liabilities | Standby letters of credit
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	857	175
Derivative Financial Instruments, Liabilities | Unadvanced Funds on Existing Loans | Construction and land development
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	5,456	1,778
Derivative Financial Instruments, Liabilities | Unadvanced Funds on Existing Loans | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	14,265	11,383
Derivative Financial Instruments, Liabilities | Unadvanced Funds on Existing Loans | Consumer
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	677	689
Derivative Financial Instruments, Liabilities | Unadvanced Funds on Existing Loans | Home equity
Accounts, Notes, Loans and Financing Receivable
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk	$ 40,075	$ 32,550